Premises and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 218,640,000	$ 212,884,000
Accumulated depreciation	(52,047,000)	(50,163,000)
Premises and equipment, net	166,593,000	162,721,000
Future minimum payments due, current	2,400,000
Future minimum payments due, two years	2,100,000
Future minimum payments due, three years	1,700,000
Future minimum payments due, four years	1,300,000
Future minimum payments due, five years and thereafter	2,100,000
Rental expense	3,083,000	3,170,000	2,710,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	78,282,000	76,786,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	102,403,000	103,817,000
Estimated useful life, minimum	25
Estimated useful life, maximum	40
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,919,000	5,512,000
Estimated useful life, minimum	7
Estimated useful life, maximum	15
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 31,036,000	$ 26,769,000
Estimated useful life, minimum	2
Estimated useful life, maximum	10